Note Offsetting of financial assets and liabilities (Offsetting of financial assets) (Detail) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Derivative Asset Fair Value Net
Derivatives gross amount of recognized asset	$ 16,719	$ 14,094
Derivatives gross amount offset in the statement of financial position	0	0
Derivative Asset, Fair Value, Amount Not Offset Against Collateral	16,719	14,094
Derivatives gross amount not offset financial instruments	121	551
Derivatives gross amount not offset securities collateral received	0	0
Derivatives gross amount not offset cash collateral received	0	0
Derivative Asset, Fair Value, Amount Offset Against Collateral	16,598	13,543
Securities Purchased Under Agreements To Resell Amount Offset Against Collateral
Reverse repurchase agreement gross amount of recognized asset		23,637
Reverse repurchase agreement gross amount offset in the statement of financial position		0
Securities Purchased Under Agreements To Resell	0	23,637
Reverse repurchase agreement gross amount not offset financial instrument		0
Reverse repurchase agreement gross amount not offset securities collateral received		23,637
Reverse repurchase agreement gross amount not offset cash collateral received		0
Securities Purchased under Agreements to Resell, Amount Offset Against Collateral, Total		0
Offsetting Derivative Asset Securities Purchased Under Agreements To Resell Securities Borrowed [Abstract]
Total gross amount of recognized assets	16,719	37,731
Total gross amount offset in the statement of financial position	0	0
Derivative Asset Securities Purchased Under Agreements To Resell Securities Borrowed	16,719	37,731
Total gross amount not offset financial instruments	121	551
Total gross amount not offset securities collateral received	0	23,637
Total gross amounts not offset cash collateral received	0	0
Derivative Asset Securities Purchased Under Agreements To Resell Securities Borrowed Amount Offset Against Collateral	$ 16,598	$ 13,543